Portfolio of Investments
Columbia Small Cap Value Fund I, January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 1.8%
Entertainment 0.2%
Lions Gate Entertainment Corp., Class B(a)	132,314	1,234,490
Interactive Media & Services 0.3%
Trivago NV, ADR(a)	486,056	1,278,327
Media 0.9%
Criteo SA, ADR(a)	196,734	3,027,736
Liberty Latin America Ltd., Class C(a)	111,054	1,871,260
Total		4,898,996
Wireless Telecommunication Services 0.4%
Shenandoah Telecommunications Co.	50,216	2,026,216
Total Communication Services		9,438,029
Consumer Discretionary 12.0%
Auto Components 2.2%
Cooper Tire & Rubber Co.	121,576	3,220,548
Gentherm, Inc.(a)	77,596	3,577,952
Modine Manufacturing Co.(a)	232,817	1,636,703
Visteon Corp.(a)	41,580	3,318,500
Total		11,753,703
Automobiles 1.0%
Thor Industries, Inc.	67,823	5,461,108
Distributors 0.2%
Educational Development Corp.	201,315	1,147,496
Diversified Consumer Services 0.8%
American Public Education, Inc.(a)	57,038	1,359,215
Carriage Services, Inc.	117,770	2,787,616
Total		4,146,831
Hotels, Restaurants & Leisure 0.4%
PlayAGS, Inc.(a)	194,848	2,003,037
Household Durables 2.6%
Cavco Industries, Inc.(a)	13,657	3,059,441
Ethan Allen Interiors, Inc.	163,770	2,644,885
Hamilton Beach Brands Holding Co.	48,205	761,639
Hooker Furniture Corp.	73,000	1,798,720
Legacy Housing Corp.(a)	111,444	1,563,559
Common Stocks (continued)
Issuer	Shares	Value ($)
Lifetime Brands, Inc.	128,367	869,045
TRI Pointe Group, Inc.(a)	210,679	3,425,641
Total		14,122,930
Leisure Products 1.3%
Acushnet Holdings Corp.	43,603	1,350,385
American Outdoor Brands Corp.(a)	280,190	2,639,390
Malibu Boats, Inc., Class A(a)	74,602	3,266,821
Total		7,256,596
Multiline Retail 0.6%
Big Lots, Inc.	115,822	3,134,143
Specialty Retail 2.2%
Children’s Place, Inc. (The)	37,471	2,235,895
Citi Trends, Inc.	88,229	2,054,853
Designer Brands, Inc.	136,395	1,942,265
Signet Jewelers Ltd.	107,620	2,616,242
Urban Outfitters, Inc.(a)	114,341	2,927,130
Total		11,776,385
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.(a)	59,437	1,780,733
Movado Group, Inc.	107,910	1,858,210
Total		3,638,943
Total Consumer Discretionary		64,441,172
Consumer Staples 3.4%
Beverages 0.5%
MGP Ingredients, Inc.	79,097	2,694,044
Food & Staples Retailing 1.0%
Andersons, Inc. (The)	108,025	2,443,525
Weis Markets, Inc.	78,111	2,865,893
Total		5,309,418
Food Products 1.4%
Fresh Del Monte Produce, Inc.	145,743	4,573,415
Hain Celestial Group, Inc. (The)(a)	130,040	3,148,269
Total		7,721,684
Personal Products 0.5%
Inter Parfums, Inc.	37,302	2,577,941
Total Consumer Staples		18,303,087
Columbia Small Cap Value Fund I | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.9%
Energy Equipment & Services 2.0%
Covia Holdings Corp.(a)	711,885	1,139,016
Dawson Geophysical Co.(a)	690,942	1,658,261
Frank’s International NV(a)	360,098	1,260,343
Natural Gas Services Group, Inc.(a)	150,050	1,578,526
Pason Systems, Inc.	117,173	1,168,719
Profire Energy, Inc.(a)	784,467	1,090,409
ProPetro Holding Corp.(a)	202,470	1,972,058
RPC, Inc.	239,490	1,084,890
Total		10,952,222
Oil, Gas & Consumable Fuels 2.9%
Callon Petroleum Co.(a)	925,418	2,776,254
Delek U.S. Holdings, Inc.	148,033	4,064,986
Magnolia Oil & Gas Corp., Class A(a)	206,370	2,171,012
Northern Oil and Gas, Inc.(a)	755,630	1,254,346
Range Resources Corp.	516,680	1,550,040
SM Energy Co.	235,110	2,158,310
W&T Offshore, Inc.(a)	342,540	1,418,116
Total		15,393,064
Total Energy		26,345,286
Financials 36.3%
Banks 21.7%
Ameris Bancorp	113,424	4,558,510
Atlantic Union Bankshares Corp.	105,174	3,543,312
Auburn National Bancorporation, Inc.	34,506	1,966,842
BancFirst Corp.	87,374	5,050,217
BankUnited, Inc.	187,626	6,191,658
Banner Corp.	82,751	4,265,814
Boston Private Financial Holdings, Inc.	328,367	3,743,384
Bridge Bancorp, Inc.	77,927	2,365,084
Brookline Bancorp, Inc.	256,563	3,899,758
Capital Bancorp, Inc.(a)	161	2,193
Capital City Bank Group, Inc.	166,109	4,737,429
CB Financial Services, Inc.	48,800	1,424,960
CenterState Bank Corp.	170,989	3,857,512
Columbia Banking System, Inc.	116,233	4,498,217
Community Trust Bancorp, Inc.	71,237	3,116,619
Common Stocks (continued)
Issuer	Shares	Value ($)
First BanCorp	579,950	5,376,136
First Community Corp.	82,400	1,691,672
First Financial Corp.	92,520	3,860,860
First of Long Island Corp. (The)	154,790	3,414,667
Heritage Financial Corp.	75,253	1,940,022
Hilltop Holdings, Inc.	262,850	5,950,924
Iberiabank Corp.	58,260	4,236,085
Investors Bancorp, Inc.	361,947	4,374,129
National Bank Holdings Corp., Class A	99,210	3,234,246
Northrim BanCorp, Inc.	119,720	4,505,064
OFG Bancorp	178,396	3,516,185
Popular, Inc.	96,223	5,384,639
Sierra Bancorp	67,042	1,795,385
Silvergate Capital Corp., Class A(a)	142,470	2,248,177
Southern First Bancshares, Inc.(a)	44	1,718
Towne Bank	174,889	4,643,303
UMB Financial Corp.	97,860	6,503,776
Total		115,898,497
Capital Markets 1.5%
GAIN Capital Holdings, Inc.	482,083	1,884,945
INTL FCStone, Inc.(a)	82,375	3,925,992
Moelis & Co., ADR, Class A	58,222	2,095,992
Total		7,906,929
Consumer Finance 1.5%
Enova International, Inc.(a)	52,642	1,319,209
Ezcorp, Inc., Class A(a)	518,683	3,226,208
FirstCash, Inc.	38,858	3,379,480
Total		7,924,897
Insurance 6.0%
American Equity Investment Life Holding Co.	173,431	4,580,313
American National Insurance Co.	19,010	2,094,142
Crawford & Co., Class A	198,614	1,735,886
Employers Holdings, Inc.	100,954	4,305,688
FBL Financial Group, Inc., Class A	63,016	3,389,000
Global Indemnity Ltd	102,952	3,246,076
Heritage Insurance Holdings, Inc.	186,661	2,251,132
Horace Mann Educators Corp.	70,301	3,023,646
National Western Life Group, Inc., Class A	12,704	3,379,264

2	Columbia Small Cap Value Fund I | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Protective Insurance Corp., Class B	147,520	2,299,837
United Fire Group, Inc.	48,560	2,149,266
Total		32,454,250
Thrifts & Mortgage Finance 5.6%
HomeStreet, Inc.(a)	112,701	3,618,829
MGIC Investment Corp.	393,894	5,431,798
Provident Financial Holdings, Inc.	129,727	2,855,291
Radian Group, Inc.	301,170	7,375,653
Timberland Bancorp, Inc.	161	4,534
Washington Federal, Inc.	138,763	4,717,942
Western New England Bancorp, Inc.	369,454	3,317,697
WSFS Financial Corp.	64,422	2,569,794
Total		29,891,538
Total Financials		194,076,111
Health Care 3.7%
Biotechnology 1.1%
Atara Biotherapeutics, Inc.(a)	80,310	1,062,501
Coherus Biosciences, Inc.(a)	21,754	392,442
Dynavax Technologies Corp.(a)	290,679	1,467,929
Immunomedics, Inc.(a)	158,050	2,934,989
Total		5,857,861
Health Care Equipment & Supplies 0.6%
Quotient Ltd.(a)	212,463	1,583,912
Sientra, Inc.(a)	240,738	1,458,872
Total		3,042,784
Life Sciences Tools & Services 0.3%
Quanterix Corp.(a)	62,930	1,706,032
Pharmaceuticals 1.7%
Aerie Pharmaceuticals, Inc.(a)	99,500	2,037,760
Supernus Pharmaceuticals, Inc.(a)	187,000	4,276,690
TherapeuticsMD, Inc.(a)	1,236,550	2,782,238
Total		9,096,688
Total Health Care		19,703,365
Industrials 12.0%
Airlines 0.5%
Spirit Airlines, Inc.(a)	63,094	2,591,270
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.7%
Apogee Enterprises, Inc.	72,790	2,316,178
Resideo Technologies, Inc.(a)	213,268	2,171,068
Universal Forest Products, Inc.	99,115	4,747,608
Total		9,234,854
Commercial Services & Supplies 0.4%
Herman Miller, Inc.	54,510	2,106,811
Electrical Equipment 0.8%
Encore Wire Corp.	73,586	3,996,456
Machinery 3.9%
FreightCar America, Inc.(a)	198,210	319,118
Gorman-Rupp Co.	87,675	3,236,084
Kennametal, Inc.	118,620	3,711,620
LB Foster Co., Class A(a)	103,791	1,760,295
Lydall, Inc.(a)	113,194	2,313,685
Manitex International, Inc.(a)	255,860	1,468,637
Mueller Industries, Inc.	124,202	3,622,972
Standex International Corp.	38,184	2,790,869
Wabash National Corp.	157,740	1,829,784
Total		21,053,064
Marine 0.5%
Seaspan Corp.	240,240	2,899,697
Professional Services 0.8%
Korn/Ferry International	104,817	4,295,401
Road & Rail 2.7%
Heartland Express, Inc.	148,400	2,773,596
Marten Transport Ltd.	171,400	3,558,264
Schneider National, Inc., Class B	199,078	4,433,467
Werner Enterprises, Inc.	91,939	3,388,872
Total		14,154,199
Trading Companies & Distributors 0.7%
Houston Wire & Cable Co.(a)	262,794	1,045,920
Textainer Group Holdings Ltd.(a)	285,187	2,700,721
Total		3,746,641
Total Industrials		64,078,393

Columbia Small Cap Value Fund I | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 9.3%
Communications Equipment 3.8%
Casa Systems, Inc.(a)	221,978	890,132
Digi International, Inc.(a)	135,541	2,140,870
KVH Industries, Inc.(a)	232,833	2,395,852
Lumentum Holdings, Inc.(a)	92,159	6,982,887
NETGEAR, Inc.(a)	103,520	2,662,534
Netscout Systems, Inc.(a)	200,724	5,160,614
Total		20,232,889
Electronic Equipment, Instruments & Components 1.4%
AVX Corp.	108,623	2,201,788
Vishay Intertechnology, Inc.	262,570	5,327,546
Total		7,529,334
IT Services 0.3%
International Money Express, Inc.(a)	161,430	1,707,929
Semiconductors & Semiconductor Equipment 2.3%
Adesto Technologies Corp.(a)	100,229	711,626
Advanced Energy Industries, Inc.(a)	23,177	1,620,999
Cohu, Inc.	176,002	3,937,165
MACOM Technology Solutions Holdings, Inc.(a)	124,161	3,528,656
Photronics, Inc.(a)	175,768	2,246,315
Total		12,044,761
Software 1.2%
Asure Software, Inc.(a)	238,660	2,011,904
MicroStrategy, Inc., Class A(a)	23,510	3,574,225
Park City Group Inc(a)	219,470	1,044,677
Total		6,630,806
Technology Hardware, Storage & Peripherals 0.3%
Stratasys Ltd.(a)	76,740	1,379,785
Total Information Technology		49,525,504
Materials 9.1%
Chemicals 2.0%
Flotek Industries, Inc.(a)	502,696	854,583
FutureFuel Corp.	262,488	2,876,868
Livent Corp.(a)	499,227	4,697,726
Tronox Holdings PLC, Class A	275,875	2,333,903
Total		10,763,080
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.6%
Greif, Inc., Class A	78,709	3,181,418
Metals & Mining 4.8%
Allegheny Technologies, Inc.(a)	192,917	3,327,818
Ampco-Pittsburgh Corp.(a)	271,320	786,828
Capstone Mining Corp.(a)	5,548,141	2,976,561
Centerra Gold, Inc.(a)	382,860	3,066,583
Century Aluminum Co.(a)	310,208	1,641,000
Commercial Metals Co.	231,010	4,747,256
Ferroglobe PLC(a)	1,662,198	1,416,691
Olympic Steel, Inc.	200,146	2,942,146
Schnitzer Steel Industries, Inc., Class A	156,539	2,517,147
Universal Stainless & Alloy Products, Inc.(a)	149,223	1,977,205
Total		25,399,235
Paper & Forest Products 1.7%
Clearwater Paper Corp.(a)	133,988	3,778,462
Louisiana-Pacific Corp.	180,822	5,547,619
Total		9,326,081
Total Materials		48,669,814
Real Estate 6.2%
Equity Real Estate Investment Trusts (REITS) 6.2%
CoreCivic, Inc.	197,530	3,150,604
Farmland Partners, Inc.	483,956	3,136,035
Mack-Cali Realty Corp.	313,150	6,876,774
PotlatchDeltic Corp.	113,393	4,875,899
RLJ Lodging Trust	440,370	6,852,157
SITE Centers Corp.	210,565	2,676,281
Sunstone Hotel Investors, Inc.	444,475	5,635,943
Total		33,203,693
Total Real Estate		33,203,693
Total Common Stocks (Cost $415,097,286)		527,784,454

Exchange-Traded Equity Funds 0.5%
	Shares	Value ($)
U.S. Small Cap 0.5%
iShares Russell 2000 Value ETF	22,340	2,721,906
Total Exchange-Traded Equity Funds (Cost $2,862,871)		2,721,906

4	Columbia Small Cap Value Fund I | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2020 (Unaudited)
Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.648%(b),(c)	5,849,871	5,849,871
Total Money Market Funds (Cost $5,849,641)		5,849,871
Total Investments in Securities (Cost: $423,809,798)		536,356,231
Other Assets & Liabilities, Net		(1,572,714)
Net Assets		534,783,517
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.648%
	5,605,364	112,149,232	(111,904,725)	5,849,871	1,439	231	61,041	5,849,871
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Value Fund I | Quarterly Report 2020	5